Vanguard® Windsor™ II Fund
Schedule of Investments (unaudited)
As of January 31, 2026
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (96.0%)
Communication Services (8.9%)
	Alphabet Inc. Class C	5,806,595	1,965,707
	Meta Platforms Inc. Class A	1,587,858	1,137,700
	Comcast Corp. Class A	24,375,113	725,160
	Alphabet Inc. Class A	1,700,120	574,641
*	Warner Bros Discovery Inc.	11,168,800	307,589
	Verizon Communications Inc.	6,210,000	276,469
	Omnicom Group Inc.	3,208,479	247,181
*,1	Charter Communications Inc. Class A	1,178,999	243,015
*	Netflix Inc.	1,846,700	154,181
[1]	WPP plc ADR	5,799,610	121,096
*	Versant Media Group Inc.	612,260	19,947
			5,772,686
Consumer Discretionary (6.8%)
*	Amazon.com Inc.	3,461,366	828,305
	General Motors Co.	8,707,568	731,436
*	Airbnb Inc. Class A	3,182,178	411,678
	Sony Group Corp. ADR	14,375,000	317,688
	Genuine Parts Co.	2,266,810	315,064
	NIKE Inc. Class B	4,633,800	286,415
	Lennar Corp. Class A	2,582,000	282,342
	Magna International Inc.	5,475,232	280,003
	Lowe's Cos. Inc.	1,040,487	277,872
	Booking Holdings Inc.	39,300	196,572
*	Aptiv plc	2,184,500	165,476
*	Ulta Beauty Inc.	165,560	107,177
	Lithia Motors Inc.	259,400	83,900
	BorgWarner Inc. (XNYS)	1,749,200	82,930
	Trip.com Group Ltd. ADR	378,059	23,202
			4,390,060
Consumer Staples (4.9%)
	Procter & Gamble Co.	2,804,507	425,640
	Keurig Dr Pepper Inc.	13,374,442	366,995
	Constellation Brands Inc. Class A	2,149,685	336,856
	Coca-Cola Co.	3,992,000	298,641
	McCormick & Co. Inc.	4,121,851	254,854
	Kraft Heinz Co.	9,077,300	215,495
	Unilever plc	2,703,266	183,902
	PepsiCo Inc.	1,170,408	179,810
	Mondelez International Inc. Class A	2,996,400	175,199
	Heineken NV	2,011,340	166,035
	J M Smucker Co.	1,231,000	129,083
	Unilever plc ADR	1,685,664	115,232
	Nestle SA (Registered)	1,179,487	112,554
[1]	Anheuser-Busch InBev SA ADR	1,241,500	88,991
	Conagra Brands Inc.	3,850,500	71,273
	Heineken Holding NV	569,240	42,311
			3,162,871
Energy (6.3%)
	ConocoPhillips	6,535,978	681,245
[2]	APA Corp.	18,576,257	490,599
	Targa Resources Corp.	2,247,029	451,608
	Phillips 66	2,943,008	422,498
	TotalEnergies SE (XNYS)	3,828,479	277,182
	EOG Resources Inc.	2,440,600	273,665
	Shell plc ADR	3,545,512	273,111
	SLB Ltd.	5,533,600	267,716
	Coterra Energy Inc.	9,097,000	262,448
	Marathon Petroleum Corp.	1,207,000	212,661
	Ovintiv Inc. (XNYS)	4,662,510	202,679

		Shares	Market Value ($000)
	NOV Inc.	10,675,688	195,899
	Murphy Oil Corp.	1,028,212	30,939
			4,042,250
Financials (19.6%)
	American International Group Inc.	14,074,492	1,053,898
	Wells Fargo & Co.	10,651,074	963,816
	Capital One Financial Corp.	4,331,924	948,388
	US Bancorp	12,767,300	716,373
	First Citizens BancShares Inc. Class A	264,146	546,669
*	Fiserv Inc.	8,334,731	531,172
	State Street Corp.	3,744,658	490,026
	Citigroup Inc.	4,182,839	483,996
	Bank of America Corp.	9,012,874	479,485
	Intercontinental Exchange Inc.	2,597,708	451,430
	Charles Schwab Corp.	3,780,500	392,870
	Corebridge Financial Inc.	12,519,366	385,972
	Willis Towers Watson plc	1,211,988	384,770
	Ameriprise Financial Inc.	722,754	381,029
	JPMorgan Chase & Co.	1,164,705	356,272
	Mitsubishi UFJ Financial Group Inc. ADR	19,328,000	348,870
	PNC Financial Services Group Inc.	1,352,000	301,902
	Reinsurance Group of America Inc. Class A	1,478,299	299,725
	Truist Financial Corp.	5,449,288	280,202
	Global Payments Inc.	3,870,700	277,684
	Carlyle Group Inc.	4,231,529	248,729
	Blackstone Inc.	1,712,028	243,827
	HSBC Holdings plc ADR	2,734,300	240,646
	Cullen / Frost Bankers Inc.	1,577,000	217,342
	Visa Inc. Class A	588,980	189,551
	Citizens Financial Group Inc.	2,821,151	177,676
	CME Group Inc.	612,580	177,072
	BNP Paribas SA	1,590,500	171,985
	Mastercard Inc. Class A	318,440	171,572
	NatWest Group plc	17,305,243	157,734
	Nasdaq Inc.	1,305,666	126,506
	ING Groep NV	4,257,633	125,561
	Raymond James Financial Inc.	697,552	115,696
	Hartford Insurance Group Inc.	845,600	114,207
	Fidelity National Information Services Inc.	1,849,000	102,157
			12,654,810
Health Care (12.4%)
	Elevance Health Inc.	3,066,206	1,060,110
	HCA Healthcare Inc.	2,141,200	1,045,484
	Merck & Co. Inc.	6,420,100	707,944
	GE HealthCare Technologies Inc.	8,782,229	693,533
	Medtronic plc	4,762,518	490,349
	Zimmer Biomet Holdings Inc.	5,443,350	473,953
	UnitedHealth Group Inc.	1,598,147	458,556
	Cigna Group	1,506,273	412,885
*	IQVIA Holdings Inc.	1,561,000	359,264
	Amgen Inc.	990,000	338,461
	Roche Holding AG	667,849	303,697
	Danaher Corp.	1,127,000	246,689
	Alcon AG	2,918,000	236,300
	Labcorp Holdings Inc.	622,300	168,967
	AstraZeneca plc ADR	1,605,650	148,956
	Humana Inc.	737,300	143,921
[3]	Siemens Healthineers AG	2,698,305	134,682
	CVS Health Corp.	1,639,400	122,168
	Abbott Laboratories	1,057,697	115,606
	AbbVie Inc.	488,867	109,022
*	Centene Corp.	2,029,988	87,939
	GSK plc ADR	1,597,215	82,416
	EssilorLuxottica SA	86,890	26,562
*	Solventum Corp.	132,000	10,160
			7,977,624
Industrials (11.5%)
	General Dynamics Corp.	2,067,471	725,868
	Delta Air Lines Inc.	10,872,942	716,418

		Shares	Market Value ($000)
	Parker-Hannifin Corp.	700,467	655,525
	Northrop Grumman Corp.	655,642	453,875
	Deere & Co.	810,000	427,680
	FedEx Corp.	1,318,440	424,867
	RTX Corp.	1,956,600	393,140
	AerCap Holdings NV	2,143,438	307,926
	Equifax Inc.	1,495,300	301,153
	PACCAR Inc.	2,374,480	291,847
	Union Pacific Corp.	1,214,400	285,506
*	Uber Technologies Inc.	3,352,276	268,350
	CNH Industrial NV	23,074,599	248,283
	Masco Corp.	3,520,336	232,659
	Oshkosh Corp.	1,601,000	230,256
*	United Airlines Holdings Inc.	2,177,037	222,755
	Cummins Inc.	357,272	206,796
*	Boeing Co.	732,600	171,223
	Fortive Corp.	3,054,000	161,282
	Lockheed Martin Corp.	253,721	160,915
	Norfolk Southern Corp.	459,200	133,737
	Daimler Truck Holding AG	2,103,782	101,863
	Stanley Black & Decker Inc.	1,155,200	90,868
	Timken Co.	914,100	85,185
*	Fluor Corp.	1,594,985	73,672
	Siemens AG (Registered)	179,774	54,351
*	Air Canada	2,137,600	29,592
			7,455,592
Information Technology (17.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,985,667	1,317,502
	Microsoft Corp.	3,038,966	1,307,637
	Seagate Technology Holdings plc	3,006,702	1,225,802
	Salesforce Inc.	5,106,512	1,084,061
*	Workday Inc. Class A	4,309,652	756,904
*	F5 Inc.	2,674,200	737,036
	Samsung Electronics Co. Ltd. (XKRX)	5,869,340	648,414
	Apple Inc.	2,168,437	562,666
	Telefonaktiebolaget LM Ericsson ADR	46,933,280	506,879
	Accenture plc Class A	1,418,719	374,031
	Applied Materials Inc.	1,100,550	354,729
*	Teledyne Technologies Inc.	540,000	334,962
	QUALCOMM Inc.	1,879,000	284,838
*	Synopsys Inc.	610,000	283,720
	Microchip Technology Inc.	3,676,000	279,082
	TE Connectivity plc	1,156,211	257,581
	NVIDIA Corp.	1,227,515	234,615
*	Adobe Inc.	685,000	200,876
	CDW Corp.	1,519,234	192,016
	Cognizant Technology Solutions Corp. Class A	2,114,500	173,516
	Motorola Solutions Inc.	299,462	120,546
			11,237,413
Materials (4.3%)
	Corteva Inc.	11,636,209	847,116
	Martin Marietta Materials Inc.	621,279	405,043
	PPG Industries Inc.	3,116,100	360,314
	Ecolab Inc.	1,235,000	348,258
	RPM International Inc.	2,351,000	251,463
	Air Products & Chemicals Inc.	893,768	243,552
*	Amrize Ltd.	3,754,313	197,552
	Olin Corp.	5,007,700	104,210
			2,757,508
Other (1.4%)
	State Street SPDR S&P 500 ETF Trust	1,292,256	894,202
Real Estate (0.5%)
	Equity LifeStyle Properties Inc.	2,830,000	178,771
*	CBRE Group Inc. Class A	980,000	166,923
			345,694

		Shares	Market Value ($000)
Utilities (2.0%)
	Dominion Energy Inc.	6,255,300	376,381
	Xcel Energy Inc.	3,638,000	276,706
	Atmos Energy Corp.	1,591,033	264,653
	American Water Works Co. Inc.	1,872,493	241,795
	PPL Corp.	3,582,515	129,866
			1,289,401
Total Common Stocks (Cost $42,711,246)			61,980,111
Temporary Cash Investments (3.9%)
Money Market Fund (3.9%)
[4,5]	Vanguard Market Liquidity Fund, 3.704% (Cost $2,554,032)	25,544,222	2,554,422
Total Investments (99.9%) (Cost $45,265,278)			64,534,533
Other Assets and Liabilities—Net (0.1%)			39,002
Net Assets (100%)			64,573,535
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $63,585.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, the aggregate value was $134,682, representing 0.2% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $65,267 was received for securities on loan.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2026	1,682	585,820	1,479
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of January 31, 2026, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	59,750,460	2,229,651	—	61,980,111
Temporary Cash Investments	2,554,422	—	—	2,554,422
Total	62,304,882	2,229,651	—	64,534,533
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,479	—	—	1,479
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
E.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Oct. 31, 2025 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jan. 31, 2026 Market Value ($000)
APA Corp.	425,026	—	4,994	(3,701)	74,268	4,644	—	490,599
Vanguard Market Liquidity Fund	2,761,863	NA1	NA1	(1,737)	(142)	32,415	—	2,554,422
Total	3,186,889	—	4,994	(5,438)	74,126	37,059	—	3,045,021
1	Not applicable—purchases and sales are for temporary cash investment purposes.